Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Restatements [Abstract]
Common shares, par value (in Dollars per share)	[1]	$ 0.08	$ 0.08
Common shares, shares authorized (in Shares)	[1]	625,000,000	625,000,000
Common shares, shares issued (in Shares)	[1]	99,587,811	25,186,864
Common shares, shares outstanding (in Shares)	[1]	99,587,811	25,186,864

[1]	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 13.